Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Capital Reserves [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balance at May. 31, 2023		$ 9	$ 1,503	$ (80)	$ 2	$ 70		$ 1,504
Balance, shares at May. 31, 2023	[1]	9,019
Net income (loss) for the year						(977)		(977)	[2]
Foreign currency translation adjustment				(143)				(143)
Balance at May. 31, 2024		$ 9	1,503	(223)	2	(907)		384
Balance, shares at May. 31, 2024	[1]	9,019
Net income (loss) for the year						(2,720)		(2,720)
Foreign currency translation adjustment				169				169
Issuance of shares, net of offering		$ 1	6,697					6,698
Issuance of shares, net of offering, shares	[1]	875
Shares repurchased by the Company							(571)	(571)
Shares repurchased by the Company	[1]	(267)
Balance at May. 31, 2025		$ 10	8,200	(54)	2	(3,627)	(571)	3,960
Balance, shares at May. 31, 2025	[1]	9,627
Net income (loss) for the year						120		120
Foreign currency translation adjustment				(6)			(5)	(11)
Shares repurchased by the Company							(227)	(227)
Shares repurchased by the Company	[1]	(112)
Balance at May. 31, 2026		$ 10	$ 8,200	$ (60)	$ 2	$ (3,507)	$ (803)	$ 3,842
Balance, shares at May. 31, 2026	[1]	9,515

[1]	Ordinary Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split
[2]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue